NET INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET INCOME/(LOSS) PER SHARE
Schedule of components of basic and diluted net income/(loss) per share

	Year ended December 31,
	2020		2021		2022
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income/(loss), allocated for basic	22,096	2,617	(13,224)	(1,445)	35,637	506.7	3,828	54.4
Reallocation of net income/(loss) as a result of conversion of Class B to Class A shares	2,617	—	(1,445)	—	3,828	54.4	—	—
Reallocation of net income to Class B shares	—	(99)	—	—	—	—	(882)	(12.5)
Effect of convertible debt restructuring, net of tax	—	—	—	—	(8,348)	(118.7)	—	—
Dilution in Classifieds	(57)	—	—	—	—	—	—	—
Net income/(loss), allocated for diluted	24,656	2,518	(14,669)	(1,445)	31,117	442.4	2,946	41.9
Weighted average ordinary shares used in per share computation — basic	304,679,612	36,084,962	326,683,201	35,703,468	332,321,580	332,321,580	35,698,674	35,698,674
Effect of:
Conversion of Class B to Class A shares	36,084,962	—	35,703,468	—	35,698,674	35,698,674	—	—
Incremental shares under the if-converted method	—	—	—	—	2,694,657	2,694,657	—	—
Share-Based Awards	12,618,267	—	—	—	6,305,374	6,305,374	—	—
Weighted average ordinary shares used in per share computation — diluted	353,382,841	36,084,962	362,386,669	35,703,468	377,020,285	377,020,285	35,698,674	35,698,674
Net income/(loss) per share attributable to ordinary shareholders:
Basic	72.52	72.52	(40.48)	(40.48)	107.24	1.52	107.24	1.52
Diluted	69.77	69.77	(40.48)	(40.48)	82.53	1.17	82.53	1.17